ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Assets held for sale [Abstract]
Disclosure Of Assets Comprising The Disposal Group Classified Held For Sale [Table Text Block]
	2022	2021
	US$’000	US$’000

Net assets of disposal group held for sale as at 1 January	-	3,254

Sale of business during the year	-	(100)
Movements during the year on assets held for sale	-	(60)
Impairment of disposal group held for sale	-	(2,551)
Effect of foreign currency exchange differences	-	(543)

Net assets of disposal group held for sale as at 31 December	-	-